Segment information - Revenue by geography area (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment information
Total revenue	¥ 3,958,861	$ 566,110	¥ 2,748,576	¥ 1,586,397
Mainland China
Segment information
Total revenue	1,209,356		1,152,782	1,357,884
Hong Kong
Segment information
Total revenue	1,348,850		966,627
UK
Segment information
Total revenue	468,017
Other International Areas
Segment information
Total revenue	¥ 932,638		¥ 629,167	¥ 228,513